Trade and other receivables (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Trade and other receivables [abstract]
Opening balance	$ 1,790	$ 1,641
Additions	47	93
Reversals	(52)	(56)
Write-offs	(8)	(5)
Translation adjustment	71	137
Others	3
Closing balance	1,851	1,810
Current	438	376
Non-current	$ 1,413	$ 1,434